IMPACT OF COVID-19	12 Months Ended
Jun. 30, 2023
IMPACT OF COVID-19
IMPACT OF COVID-19

21.IMPACT OF COVID-19

The Group’s operations, which involve agricultural production and commercialization activities, have been mostly exempted from the disruptions caused by covid-19. Consequently, our financial condition, liquidity position and results of operations have not been materially impacted as we have been allowed to continue with our operations.